SUBSEQUENT EVENTS - Additional information (Detail)								1 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 09, 2018 USD ($) $ / shares shares	Aug. 10, 2018 USD ($) $ / shares shares	May 04, 2018 USD ($)	Apr. 25, 2018	Apr. 23, 2018 USD ($)	Apr. 20, 2018 USD ($)	Feb. 01, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 20, 2018 USD ($)	Mar. 31, 2018 USD ($) JointVenture	Feb. 28, 2018 USD ($)	Jan. 31, 2018 USD ($)	May 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015	Apr. 12, 2018 USD ($)	Dec. 31, 2008 USD ($)	Sep. 30, 2007 USD ($)
Loans from affiliates																	$ 0		$ 0		$ 3,622,000,000	$ 2,904,000,000
Statutory reserves							$ 635,000,000
Number of real estate joint ventures sold | JointVenture										2
Proceeds from sales of business, affiliate and productive assets										$ 143,000,000			$ 825,000,000	$ 1,900,000,000
Reduction in long term debt due to sale of joint venture										203,000,000
An agreement to purchase a group annuity										$ 0.08
Dividends declared (in usd per share) | $ / shares		$ 0.13
Share repurchase plan, authorized amount		$ 500,000,000
Total Number of Shares (or Units) Purchased | shares		2,502,194																	2,500,000
Subsequent Event
Dividends declared (in usd per share) | $ / shares	$ 0.13
Share repurchase plan, authorized amount	$ 800,000,000
Incremental increase in authorized amount	$ 300,000,000
Accumulated repurchases (in shares) | shares	2,500,000
Accumulated repurchases	$ 57,000,000
Two Year Term Loan
Debt instrument, term					2 years
Line of credit facility, maximum borrowing capacity					$ 3,900,000,000
Three Year Term Loan
Debt instrument, term											3 years
Holdings Revolving Credit Facility | Revolving credit facility
Debt instrument, face amount											$ 2,500,000,000.0
Debt instrument, term											5 years								5 years
Line of credit facility, maximum borrowing capacity											$ 2,500,000,000						$ 2,500,000,000		$ 2,500,000,000
AXA Holdings
Related party transaction mortgage note payable, interest rate (as a percent)																					1.39%
AXA Financial
Consolidation, less than wholly owned subsidiary, additional interest issued to parent (as a percent)										0.50%							0.50%		0.50%
Economic interest in subsidiary (as a percent)										100.00%									100.00%		64.70%	63.70%
EQ AZ | Holdings Revolving Credit Facility | Revolving credit facility
Line of credit facility, maximum borrowing capacity											1,900,000,000						$ 1,900,000,000		$ 1,900,000,000
AXA Equitable Life
Percentage of single premium deferred annuities ceded							90.00%
Statutory reserves							$ 635,000,000
AXA -IM Holding U. S. Inc.
Ownership percentage after initial public offering (as a percent)					100.00%
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, purchase of interest by parent					$ 873,000,000
AB
Economic interest in subsidiary (as a percent)					65.00%														65.00%	47.00%	46.70%	45.80%
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, purchase of interest by parent					$ 217,000,000
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent					$ 185,000,000
Total Number of Shares (or Units) Purchased | shares																	1,600,000	300,000	2,900,000	5,900,000	9,000,000	11,000,000
R S U Service Units
Percentage of vested stock				50.00%
Expected expiration lock-up period				6 months
Vesting period				3 years
R S U Service Units | First Year Anniversary [Member]
Percentage of vested stock				25.00%
R S U Service Units | Second Year Anniversary [Member]
Percentage of vested stock				25.00%
R S U Service Units | Executive Officer
Percentage of vested stock				50.00%
Performance Restricted Stock Units PRSU
Vesting period				3 years
Performance Restricted Stock Units PRSU | Executive Officer
Percentage of vested stock				50.00%
Performance Shares | Executive Officer
Percentage of equity-based award				50.00%
Stock Options
Vesting period																			3 years
Stock Options | Executive Officer
Percentage of equity-based award				25.00%
Restricted Stock Units (RSUs)
Vesting period																					3 years
Restricted Stock Units (RSUs) | Executive Officer
Percentage of equity-based award				25.00%
Short Term Incentive Compensation Program 2018 | Minimum
Potential funding percentage				0.00%
Short Term Incentive Compensation Program 2018 | Maximum
Potential funding percentage				200.00%
Condition One | Performance Restricted Stock Units PRSU
Stock incentive plan, description				If, prior to the second anniversary of the offering date, the average closing price of the Company's share for thirty consecutive days is at least equal to 130% of the offering price, all Performance Units will immediately vest
Condition Two | Performance Restricted Stock Units PRSU
Stock incentive plan, description				If Condition #1 is not met but, prior to the fifth anniversary of the offering date, the average closing price of the Company's share for thirty consecutive days is at least equal to 150% of the offering price, all Performance Units will immediately vest
Condition Three | Performance Restricted Stock Units PRSU
Stock incentive plan, description				If neither Condition #1 or Condition #2 is met, fifty percent of the Performance Units will vest on the fifth anniversary of the offering date. The remaining 50% of the Performance Units will be forfeited
Percent of units vested				50.00%
Percent of units forfeited				50.00%
Note Maturity September 2012 | AXA Holdings
Repayments of Notes Payable									$ 650,000,000			$ 50,000,000
Loans from affiliates						$ 700,000,000			700,000,000			700,000,000														$ 700,000,000
Debt instrument, stated percentage																										5.40%
Note Maturity December 2020, One | AXA Holdings
Loans from affiliates																$ 242,000,000
Related party transaction mortgage note payable, interest rate (as a percent)																							1.44%
Debt instrument, stated percentage																4.75%
Note Maturity December 2020, One | AXA Financial
Repayments of Notes Payable									50,000,000			150,000,000			$ 300,000,000
Loans from affiliates						500,000,000			500,000,000			$ 500,000,000									$ 200,000,000				$ 500,000,000
Debt instrument, stated percentage																									5.40%
Senior Debentures
Debt instrument, stated percentage																	7.00%		7.00%		7.00%
Proceeds from unsecured debt						2,530,000,000
Remaining capacity at termination						11,000,000			11,000,000
Senior Debentures | Two Year Term Loan
Debt instrument, face amount								$ 3,900,000,000.0			$ 3,900,000,000.0
Debt instrument, term								2 years			2 years
Remaining capacity at termination								$ 200,000,000
Senior Debentures | Three Year Term Loan
Debt instrument, face amount											$ 500,000,000
Proceeds from unsecured debt			$ 300,000,000
Remaining capacity at termination			$ 200,000,000
Senior Notes | Senior Notes (3.90%, due 2023)
Debt instrument, face amount						$ 800,000,000			$ 800,000,000
Debt instrument, stated percentage						3.90%			3.90%
Senior Notes | Senior Notes (4.35%, due 2028)
Debt instrument, face amount						$ 1,500,000,000			$ 1,500,000,000
Debt instrument, stated percentage						4.35%			4.35%								4.35%		4.35%
Senior Notes | Senior Notes (4.35%, due 2028) | Previously Reported [Member]
Debt instrument, stated percentage						4.35%			4.35%
Senior Notes | Senior Notes (5.00%, due 2048)
Debt instrument, face amount						$ 1,500,000,000			$ 1,500,000,000
Debt instrument, stated percentage						5.00%			5.00%								5.00%		5.00%
Senior Notes | Senior Notes (5.00%, due 2048) | Previously Reported [Member]
Debt instrument, stated percentage						5.00%			5.00%
Credit Facility | Revolving credit facility
Line of credit facility, maximum borrowing capacity																	$ 1,500,000,000		$ 1,500,000,000					$ 1,500,000,000
Note Maturity June 2018 | AXA Holdings
Loans from affiliates																	$ 630,000,000		$ 630,000,000		$ 622,000,000
Note Maturity December 2028 | AXA Holdings
Loans from affiliates																$ 145,000,000					$ 387,000,000	$ 387,000,000
Related party transaction mortgage note payable, interest rate (as a percent)																4.75%